CAPITAL MANAGEMENT (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CAPITAL MANAGEMENT
Capital Stock	$ 437,731	$ 442,672
Paid in capital	554,292,371	554,292,371
Inflation Adjustment of capital stock	59,149,131	61,410,001
Treasury shares	18,991	14,050
Inflation adjustment of treasury shares	8,690,435	6,429,565
Cost of Treasury shares	(21,167,430)	(11,250,573)
Reserves	93,268,053	9,380,391
Retained earnings	124,958,516	111,798,898
Other comprehensive income	2,958,644	13,914,935
Shareholders' Equity attributable to owners of the parent company	822,606,442	746,432,310
Shareholders' Equity attributable to non-controlling interests	1,088,761	598,182
TOTAL SHAREHOLDERS' EQUITY	$ 823,695,203	$ 747,030,492